Trade and other payables (Tables)	12 Months Ended
Dec. 31, 2025
Trade and other current payables [abstract]
Schedule of trade and other payables
Trade and other payables are comprised of the following:

	As of December 31,
In thousands of USD	2024	2025
Trade payables	15,686	26,002
Invoices not yet received	11,765	18,375
Accrued employee benefit costs	7,778	7,288
Share-based compensation - Cash settled payable	273	807
Trade Deposits	649	710
Sundry accruals	8,156	4,778
Trade and Other Payables	44,307	57,960
Current	44,301	57,954
Non-current	6	6